Document And Entity Information	Apr. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2025
Entity Registrant Name	A-Mark Precious Metals, Inc.
Entity Central Index Key	0001591588
Entity Emerging Growth Company	false
Entity File Number	001-36347
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2464169
Entity Address, Address Line One	2121 Rosecrans Ave, Suite 6300
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	587-1477
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMRK
Security Exchange Name	NASDAQ